Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Subsidiaries and VIEs

As of December 31, 2018, details of the Company’s subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation/acquisition	Percentage of ownership
Subsidiaries of the Company:
Huami HK Limited (“Huami HK”)	Hong Kong (“HK”)	December 23, 2014	100%
Huami, Inc. (“Huami Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“ShunYuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd. (“Huami SZ”)	PRC	December 7, 2015	100%
Anhui Huami Intelligent Technology Co., Ltd. (“Huami Intelligent”)	PRC	December 28, 2015	100%
Rill, Inc. (“Rill”)	U.S.	June 16, 2016	100%
DingShow	Cayman Islands	October 10, 2018	100%
Bitinno Technologies Inc. ("Bitinno")	U.S.	November 26, 2018	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Subsidiaries of Anhui Huami:
Anhui Huami Healthcare Co., Ltd. (“Huami Healthcare”)	PRC	December 5, 2016	VIE’s subsidiary
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”)	PRC	July 31, 2017	VIE’s subsidiary
Oclean Information Technology Co., Ltd. ("HK Yunding")	HK	March 7, 2017	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions within the Group:

	As of December 31,
	2017	2018
	RMB	RMB
Total current assets	1,178,273	2,202,009
Total non-current assets	129,588	191,522
Total assets	1,307,861	2,393,531
Total current liabilities	809,653	1,329,010
Total non-current liabilities	10,486	61,211
Total liabilities	820,139	1,390,221

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenues	1,552,340	2,042,640	3,638,560
Net income	269,162	327,101	643,239

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash provided by operating activities	15,316	248,642	712,210
Net cash used in investing activities	(81,954)	(19,643)	(72,862)
Net cash provided by financing activities	17,500	20,000	(13,221)